Organization and Nature of Business	6 Months Ended
Jun. 30, 2021
Organization and Nature of Business

1. Organization and Nature of Business

HUTCHMED (China) Limited (formerly Hutchison China MediTech Limited) (the “Company”) and its subsidiaries (together the “Group”) are principally engaged in researching, developing, manufacturing and marketing pharmaceutical products. The Group and its equity investees have research and development facilities and manufacturing plants in the People’s Republic of China (the “PRC”) and sell their products mainly in the PRC, including Hong Kong. In addition, the Group has established international operations in the United States of America (the “U.S.”) and Europe.

The Company's ordinary shares are listed on the Main Board of The Stock Exchange of Hong Kong Limited (“HKEX”) (listing completed in June 2021) and the AIM market of the London Stock Exchange, and its American depositary shares (“ADSs”) are traded on the Nasdaq Global Select Market.

Liquidity

As at June 30, 2021, the Group had accumulated losses of US$517,996,000 primarily due to its spending in drug research and development activities. The Group regularly monitors current and expected liquidity requirements to ensure that it maintains sufficient cash balances and adequate credit facilities to meet its liquidity requirements in the short and long term. As at June 30, 2021, the Group had cash and cash equivalents of US$587,441,000, short-term investments of US$363,007,000 and unutilized bank borrowing facilities of US$69,359,000. Short-term investments comprised of bank deposits maturing over three months. The Group’s operating plan includes the continued receipt of dividends from certain of its equity investees. Dividends received from equity investees for the six months ended June 30, 2021 and 2020 were US$42,051,000 and US$35,321,000 respectively.

Based on the Group’s operating plan, the existing cash and cash equivalents, short-term investments and unutilized bank borrowing facilities are considered to be sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months (the look-forward period used), and it is appropriate for the Group to prepare the condensed consolidated financial statements on a going concern basis.